MERRILL LYNCH
                                                               INTERNATIONAL
                                                               INDEX FUND

                                                               Merrill Lynch
                                                               Index Funds, Inc.

                                [GRAPHIC OMITTED]

                                                      STRATEGIC
                                                               Performance

                                                               Annual Report
                                                               December 31, 1999

                     Merrill Lynch International Index Fund

Important Tax Information (unaudited)

The following information summarizes all per share distributions paid by Merrill Lynch International Index Fund during the taxable year ended December 31, 1999:

====================================================================================================
                           Non-Qualifying                                    Foreign
                              Domestic         Foreign         Total          Taxes        Long-Term
 Record       Payable         Ordinary         Source        Ordinary        Paid or        Capital
  Date         Date            Income          Income         Income        Withheld        Gains*
====================================================================================================
Class A
----------------------------------------------------------------------------------------------------
12/08/99     12/16/99         $.434388        $.166668       $.601056       $.029705       $.033718
====================================================================================================
Class D
----------------------------------------------------------------------------------------------------
12/08/99     12/16/99         $.415606        $.159462       $.575068       $.029705       $.033718
====================================================================================================

* All of the long-term capital gains distributions paid by the Fund are subject to the 20% tax rate.

The foreign taxes paid or withheld represent taxes incurred by the Fund on dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included as foreign source income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

                       Merrill Lynch International Index Fund, December 31, 1999

DEAR SHAREHOLDER

Fiscal Year in Review

For the year ended December 31, 1999, Merrill Lynch International Index Fund's Class A and Class D Shares had total returns of +31.29% and +30.95%, respectively. This compares to the total return of the unmanaged benchmark Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
EAFE) Gross Domestic Product (GDP) Weighted Index of +31.00% for the same 12-month period. (Complete performance results can be found on pages 3 and 4 of this report to shareholders.)

Merrill Lynch International Index Fund is benchmarked to the MSCI EAFE GDP Weighted Index, with weights accorded to each of the component countries based on each country's gross domestic product. Worldwide global economic recovery, plus continuing strength in the US economy, helped produce double-digit gains in most of the larger European markets, as well as an extraordinary year for the Far East. Strong returns during the year in the Pacific Rim component of the MSCI EAFE Index during 1999 combined with slightly more modest returns from the European equity markets led the MSCI EAFE GDP Weighted Index to a total return of +31.00%. In US dollar terms, the MSCI Pacific component had a price return of +56.17% in 1999, while MSCI Europe Index posted a return of +14.12%. The MSCI EAFE Index was led during the year by price returns posted by MSCI Finland (+150.71%), MSCI Singapore (+97.08%) and MSCI Sweden (+77.76%). The
worst-performing countries during the year were the MSCI components of Belgium and Ireland, which posted double-digit declines of 15.77% and 14.02%, respectively. The other large European components of the Index fared somewhat better, as MSCI Germany, MSCI France and MSCI United Kingdom gained 18.70%, 28.00% and 9.74%, respectively. Japan, the MSCI GDP Weighted Index's largest component, posted an advance of +60.56% during the year. (References to markets of all countries/regions in this letter to shareholders correspond to those countries'/regions' weightings in the MSCI EAFE Index and are in US dollar terms unless otherwise noted.)

One of the factors that reduced the US dollar returns of the Fund's European holdings was the steady decline of the euro during the year. Introduced at the end of 1998 at a value of about $1.16, the euro ended the year at virtual parity with the US dollar. Thus, many of the extraordinary gains produced by the local markets in Europe were diminished as a result of the negative effects of the currency translation. Of the larger European markets, France, Italy and Spain produced local price returns of +49.95%, +15.41% and +21.28%, respectively, for the year. However, as a result of the euro's decline, these price returns were reduced to +28.00%, -1.48% and +3.53% in US dollar terms, respectively. On the contrary, the Japanese yen rose in value during the year from (Y)113.60 at the end of 1998 to finish the year near its 52-week high of (Y)102.51, benefiting US investors accordingly. In local currency terms, the MSCI Japan component had a price return of +45.69% during the year, but a price return of +60.56% in US dollar terms.

Merrill Lynch International Index Fund invests all of its assets in Master International (GDP Weighted) Index Series (formerly Merrill Lynch International Index Series), which has the same investment objective as the Fund. There are two principal investments made by the Series in its attempt to replicate the returns of the Index. The first is a statistically selected sample of stocks designed to replicate the returns of the Index, with share quantities designed to closely approximate each country's actual weight in the Index. In addition, the Series is able to purchase futures contracts in several of the major foreign markets which comprise the MSCI EAFE Index. These futures contracts provide an efficient mechanism for maintaining equity exposure, while also keeping a pool of liquidity available to meet potential Fund redemption activity. It is the Series' goal to be as close as possible to 100% invested at all times.

In Conclusion

We appreciate your investment in Merrill Lynch International Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager
February 15, 2000

To reduce shareholders' expenses, Merrill Lynch International Index Fund will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator and the Series' Investment Adviser voluntarily waived a portion of their administrative fee and management fee, respectively. Without such waiver, the Fund's performance would have been lower.

Recent Performance Results

                                                  3 Month        12 Month    Since Inception
As of December 31, 1999                        Total Return    Total Return   Total Return
============================================================================================
ML International Index Fund Class A Shares*        +17.88%         +31.29%        +78.91%
--------------------------------------------------------------------------------------------
ML International Index Fund Class D Shares*        +17.85          +30.95         +77.71
--------------------------------------------------------------------------------------------
MSCI EAFE Index -- GDP Weighted**                  +17.54          +31.00         +74.81
============================================================================================

* Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/09/97.

** This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets. Since inception total return is from 4/30/97.


                                     2 & 3

                       Merrill Lynch International Index Fund, December 31, 1999

PERFORMANCE DATA (concluded)

Total Return Based on a $10,000 Investment--Class A & Class D Shares

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class D Shares compared to growth of an investment in the MSCI EAFE GDP Weighted Index. Beginning and ending values are:

                                    4/30/97**                12/99
ML International Index Fund+--
Class A Shares*                     $10,000                 $17,336
ML International Index Fund+--
Class D Shares*                     $10,000                 $17,221
MSCI EAFE GDP Weighted Index+++     $10,000                 $17,481

* Assuming transaction costs and other operating expenses, including advisory fees.

** The Fund commenced operations on April 9, 1997. For purposes of fair comparison of the Fund's performance relative to the Index, the line graph begins on April 30, 1997.

+ The Fund invests all of its assets in Master International (GDP Weighted) Index Series of Quantititative Master Series Trust. The Trust may invest in a statistically selected sample of the equity securities included in the Europe, Australia and Far East Index and other types of financial instruments.

++ This unmanaged gross domestic product-weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.

      Past performance is not predictive of future performance.

Average Annual Total Return

                                                                      % Return
================================================================================
Class A Shares
================================================================================
Year Ended 12/31/99                                                   +31.29%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/99                                  +23.76
--------------------------------------------------------------------------------

                                                                      % Return
================================================================================
Class D Shares
================================================================================
Year Ended 12/31/99                                                   +30.95%
--------------------------------------------------------------------------------
Inception (4/09/97) through 12/31/99                                  +23.46
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
INTERNATIONAL
INDEX FUND     As of December 31, 1999
===================================================================================================================================
Assets:        Investment in Master International (GDP Weighted) Index Series, at value
               (identified cost -- $88,275,142) ....................................................................   $134,980,196
               Deferred organization expenses ......................................................................          9,312
               Prepaid registration fees and other assets ..........................................................         11,547
                                                                                                                       ------------
               Total assets ........................................................................................    135,001,055
                                                                                                                       ------------
===================================================================================================================================
Liabilities:   Payable to administrator ............................................................................         21,591
               Payable to distributor ..............................................................................          5,511
               Accrued expenses and other liabilities ..............................................................         66,494
                                                                                                                       ------------
               Total liabilities ...................................................................................         93,596
                                                                                                                       ------------
===================================================================================================================================
Net Assets:    Net assets ..........................................................................................   $134,907,459
                                                                                                                       ============
===================================================================================================================================
Net Assets     Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....................   $        690
Consist of:    Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .....................            202
               Paid-in capital in excess of par ....................................................................     87,692,997
               Undistributed investment income -- net ..............................................................         40,420
               Undistributed realized capital gains on investments and foreign currency transactions from
               the Series -- net ...................................................................................        468,096
               Unrealized appreciation on investments and foreign currency transactions from the Series -- net .....     46,705,054
                                                                                                                       ------------
               Net assets ..........................................................................................   $134,907,459
                                                                                                                       ============
===================================================================================================================================
Net Asset      Class A -- Based on net assets of $104,426,822 and 6,903,391 shares outstanding .....................   $      15.13
Value:                                                                                                                 ============
               Class D -- Based on net assets of $30,480,637 and 2,015,131 shares outstanding ......................   $      15.13
                                                                                                                       ============
===================================================================================================================================

See Notes to Financial Statements.


                                     4 & 5

                       Merrill Lynch International Index Fund, December 31, 1999

STATEMENT OF OPERATIONS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND            For the Year Ended December 31, 1999
====================================================================================================================================
Investment Income:    Investment income allocated from the Series (net of $244,886 foreign
                      withholding tax) .................................................................                $ 1,970,118
                      Expenses allocated from the Series ...............................................                    261,010
                                                                                                                        -----------
                      Net investment income from the Series ............................................                  1,709,108
                                                                                                                        -----------
====================================================================================================================================
Expenses:             Administration fee ............................................................... $   325,775
                      Transfer agent fees ..............................................................      90,872
                      Printing and shareholder reports .................................................      53,569
                      Account maintenance fee -- Class D ...............................................      43,825
                      Registration fees ................................................................      27,173
                      Professional fees ................................................................      20,511
                      Accounting services ..............................................................      14,723
                      Amortization of organization expenses ............................................       4,139
                                                                                                         -----------
                      Total expenses before reimbursement ..............................................     580,587
                      Reimbursement of expenses ........................................................     (43,691)
                                                                                                         -----------
                      Total expenses after reimbursement ...............................................                    536,896
                                                                                                                        -----------
                      Investment income -- net .........................................................                  1,172,212
                                                                                                                        -----------
====================================================================================================================================
Realized & Unreal-    Realized gain (loss) from the Series on:
ized Gain (Loss) from    Investments -- net ............................................................   4,942,823
The Series -- Net:       Foreign currency transactions -- net ..........................................    (584,972)     4,357,851
                                                                                                         -----------
                      Change in unrealized appreciation on investments and foreign currency transactions
                      from the Series -- net ...........................................................                 26,777,556
                                                                                                                        -----------
                      Net realized and unrealized gain on investments and foreign currency transactions
                      from the Series ..................................................................                 31,135,407
                                                                                                                        -----------
                      Net Increase in Net Assets Resulting from Operations .............................                $32,307,619
                                                                                                                        ===========
====================================================================================================================================

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                      For the Year Ended December 31,
INTERNATIONAL                                                                                      -------------------------------
INDEX FUND          Increase (Decrease) in Net Assets:                                                    1999            1998
====================================================================================================================================
Operations:         Investment income -- net .....................................................   $  1,172,212    $  1,422,489
                    Realized gain on investments and foreign currency transactions from
                    the Series -- net ............................................................      4,357,851      11,017,899
                    Change in unrealized appreciation on investments and foreign currency
                    transactions from the Series -- net ..........................................     26,777,556      19,554,453
                                                                                                     ------------    ------------
                    Net increase in net assets resulting from operations .........................     32,307,619      31,994,841
                                                                                                     ------------    ------------
====================================================================================================================================
Dividends &         Investment income -- net:
Distributions to       Class A ...................................................................       (595,052)     (1,103,767)
Shareholders:          Class D ...................................................................       (108,541)       (108,053)
                    In excess of investment income -- net:
                       Class A ...................................................................             --        (351,648)
                       Class D ...................................................................             --         (34,425)
                    Realized gain on investments from the Series -- net:
                       Class A ...................................................................     (3,549,106)     (9,430,008)
                       Class D ...................................................................       (905,580)     (1,190,493)
                                                                                                     ------------    ------------
                    Net decrease in net assets resulting from dividends and distributions to
                    shareholders .................................................................     (5,158,279)    (12,218,394)
                                                                                                     ------------    ------------
====================================================================================================================================
Capital Share       Net decrease in net assets derived from capital share transactions ...........    (25,736,000)    (22,007,983)
Transactions:                                                                                        ------------    ------------
====================================================================================================================================
Net Assets:         Total increase (decrease) in net assets ......................................      1,413,340      (2,231,536)
                    Beginning of year ............................................................    133,494,119     135,725,655
                                                                                                     ------------    ------------
                    End of year* .................................................................   $134,907,459    $133,494,119
                                                                                                     ============    ============
====================================================================================================================================
                  * Undistributed (accumulated distributions in excess of) investment
                    income -- net ................................................................   $     40,420    $   (428,199)
                                                                                                     ============    ============
====================================================================================================================================

See Notes to Financial Statements.


                                     6 & 7

                       Merrill Lynch International Index Fund, December 31, 1999

FINANCIAL HIGHLIGHTS

                                                                                                         Class A
                                                                                         -------------------------------------------
                                                                                                 For the
                     The following per share data and ratios have been derived                  Year Ended         For the Period
MERRILL LYNCH        from information provided in the financial statements.                   December 31,++++    April 9, 1997+ to
INTERNATIONAL                                                                            ------------------------    December 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:                                 1999          1998         1997
====================================================================================================================================
Per Share            Net asset value, beginning of period .............................  $    12.04    $    10.56    $    10.00
Operating                                                                                ----------    ----------    ----------
Performance:         Investment income -- net .........................................         .13           .15           .10
                     Realized and unrealized gain on investments and foreign currency
                     transactions from the Series -- net ..............................        3.59          2.52           .75
                                                                                         ----------    ----------    ----------
                     Total from investment operations .................................        3.72          2.67           .85
                                                                                         ----------    ----------    ----------
                     Less dividends and distributions:
                        Investment income -- net ......................................        (.09)         (.12)         (.12)
                        In excess of investment income -- net .........................          --          (.04)         (.02)
                        Realized gain on investments from the Series -- net ...........        (.54)        (1.03)         (.15)
                                                                                         ----------    ----------    ----------
                     Total dividends and distributions ................................        (.63)        (1.19)         (.29)
                                                                                         ----------    ----------    ----------
                     Net asset value, end of period ...................................  $    15.13    $    12.04    $    10.56
                                                                                         ==========    ==========    ==========
====================================================================================================================================
Total Investment     Based on net asset value per share ...............................      31.29%        25.65%         8.45%**
Return:                                                                                  ==========    ==========    ==========
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ .................................        .64%          .64%          .86%*
Net Assets:                                                                              ==========    ==========    ==========
                     Expenses++ .......................................................        .69%          .76%         1.10%*
                                                                                         ==========    ==========    ==========
                     Investment income -- net .........................................       1.05%         1.26%         1.64%*
                                                                                         ==========    ==========    ==========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........................  $  104,427    $  118,692    $  115,190
Data:                                                                                    ==========    ==========    ==========
====================================================================================================================================

                                                                                                         Class D
                                                                                         -------------------------------------------
                                                                                                 For the
                     The following per share data and ratios have been derived                  Year Ended         For the Period
MERRILL LYNCH        from information provided in the financial statements.                   December 31,++++    April 9, 1997+ to
INTERNATIONAL                                                                            ------------------------    December 31,
INDEX FUND           Increase (Decrease) in Net Asset Value:                                 1999          1998         1997
====================================================================================================================================
Per Share            Net asset value, beginning of period .............................  $    12.05    $    10.56    $    10.00
Operating                                                                                ----------    ----------    ----------
Performance:         Investment income -- net .........................................         .08           .13           .15
                     Realized and unrealized gain on investments and foreign currency
                     transactions from the Series -- net ..............................        3.61          2.51           .67
                                                                                         ----------    ----------    ----------
                     Total from investment operations .................................        3.69          2.64           .82
                                                                                         ----------    ----------    ----------
                     Less dividends and distributions:
                        Investment income -- net ......................................        (.07)         (.09)         (.10)
                        In excess of investment income -- net .........................          --          (.03)         (.01)
                        Realized gain on investments from the Series -- net ...........        (.54)        (1.03)         (.15)
                                                                                         ----------    ----------    ----------
                     Total dividends and distributions ................................        (.61)        (1.15)         (.26)
                                                                                         ----------    ----------    ----------
                     Net asset value, end of period ...................................  $    15.13    $    12.05    $    10.56
                                                                                         ==========    ==========    ==========
====================================================================================================================================
Total Investment     Based on net asset value per share ...............................      30.95%        25.40%         8.22%**
Return:                                                                                  ==========    ==========    ==========
====================================================================================================================================
Ratios to Average    Expenses, net of reimbursement++ .................................        .89%          .89%         1.11%*
Net Assets:                                                                              ==========    ==========    ==========
                     Expenses++ .......................................................        .95%         1.02%         1.35%*
                                                                                         ==========    ==========    ==========
                     Investment income -- net .........................................        .65%         1.14%         1.67%*
                                                                                         ==========    ==========    ==========
====================================================================================================================================
Supplemental         Net assets, end of period (in thousands) .........................  $   30,480    $   14,802    $   20,536
Data:                                                                                    ==========    ==========    ==========
====================================================================================================================================

*     Annualized.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
**    Aggregate total investment return.
++++  Based on average shares outstanding.


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch International Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in Master International (GDP Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.


                                     8 & 9

                       Merrill Lynch International Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH
INTERNATIONAL
INDEX FUND

(b) Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees and deferred organization expenses -- Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of net investment income are due primarily to differing tax treatments for foreign currency transactions.

(f) Investment transactions -- Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .24% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Effective August 2, 1999, the annual rate was changed to .34%. For the year ended December 31, 1999, FAM earned fees of $325,775, of which $43,691 was voluntarily waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, PFD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the year ended December 31, 1999 were $28,636,348 and $60,070,109, respectively.

4. Capital Share Transactions:

Net decrease in net assets derived from capital share transactions was $25,736,000 and $22,007,983 for the years ended December 31, 1999 and December 31, 1998, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 1999                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    3,366,864     $ 43,345,148
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............................      281,148        3,983,860
                                                   ----------     ------------
Total issued ...................................    3,648,012       47,329,008
Shares redeemed ................................   (6,602,765)     (84,086,774)
                                                   ----------     ------------
Net decrease ...................................   (2,954,753)    $(36,757,766)
                                                   ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    5,652,758     $ 64,794,136
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............................      910,386       10,606,003
                                                   ----------     ------------
Total issued ...................................    6,563,144       75,400,139
Shares redeemed ................................   (7,618,229)     (89,230,079)
                                                   ----------     ------------
Net decrease ...................................   (1,055,085)    $(13,829,940)
                                                   ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 1999                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................    1,909,685     $ 24,861,116
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............................       63,860          904,888
                                                   ----------     ------------
Total issued ...................................    1,973,545       25,766,004
Shares redeemed ................................   (1,187,165)     (14,744,238)
                                                   ----------     ------------
Net increase ...................................      786,380     $ 11,021,766
                                                   ==========     ============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 1998                              Shares          Amount
--------------------------------------------------------------------------------
Shares sold ....................................      444,487     $  5,440,002
Shares issued to shareholders
in reinvestment of dividends
and distributions ..............................       98,508        1,148,598
                                                   ----------     ------------
Total issued ...................................      542,995        6,588,600
Shares redeemed ................................   (1,258,899)     (14,766,643)
                                                   ----------     ------------
Net decrease ...................................     (715,904)    $ (8,178,043)
                                                   ==========     ============
--------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch International Index Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Merrill Lynch International Index Fund (one of the series constituting Merrill Lynch Index Funds, Inc.) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000


                                    10 & 11

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                          (in US dollars)
--------------------------------------------------------------------------------

                  Master International (GDP Weighted) Index Series
                  ------------------------------------------------------------------------------
                                                                       Shares
COUNTRY           Investments                                           Held             Value
================================================================================================
Australia         AMP Limited                                          11,700        $   128,721
                  Australian Gas Light Company Limited                 10,962             64,063
                  Boral Limited                                           448                691
                  Broken Hill Proprietary Company Limited              23,564            308,091
                  CSR Limited                                          14,020             33,910
                  Coca-Cola Amatil Limited                             18,079             49,164
                  Coca-Cola Beverages PLC                              12,871             24,400
                  Coles Myer Limited                                   21,360            109,861
                  Foster's Brewing Group Limited                       57,662            164,721
                  National Australia Bank Limited                      23,358            355,771
                  The News Corporation Limited                         31,249            302,122
                  The News Corporation Limited (Preferred)             25,400            216,682
                  Normandy Mining Limited                              23,312             16,458
                  North Limited                                         3,698              8,678
                  Pacific Dunlop Limited                               36,248             51,087
                  Pioneer International Limited                        14,867             44,608
                  Rio Tinto Limited                                     6,324            135,269
                  Santos Limited                                        6,498             17,628
                  Schroders Property Fund                              33,654             51,699
                  Smith (Howard) Limited                               12,800             87,021
                  TABCORP Holdings Limited                             17,659            119,062
                  WMC Limited                                          22,214            121,979
                  Westpac Banking Corporation Limited                  30,322            208,264
                  ------------------------------------------------------------------------------
                  Total Investments in Australia (Cost -- $2,144,740) -- 1.5%          2,619,950
================================================================================================
Austria           Austria Tabakwerke AG                                 2,532            122,387
                  Austrian Airlines/Osterreichische
                    Luftverkehrs AG                                     3,376             63,913
                  Bank Austria AG                                       9,793            552,247
                  Flughafen Wien AG                                     2,495             86,704
                  Generali Holding Vienna AG                              767            128,561
                  Mayr-Melnhof Karton AG                                1,950             90,328
                  OMV AG                                                2,633            255,863
                + Oesterreichische Elektrizitaetswirtschafts-
                    AG "Verbund" 'A'                                    2,674            375,634
                  VA Technologie AG                                     1,494             98,542
                  Wienerberger Baustoffindustrie AG                     3,260             70,876
                  ------------------------------------------------------------------------------
                  Total Investments in Austria (Cost -- $1,985,985) -- 1.1%            1,845,055
================================================================================================
Belgium           Barco NV                                                640             89,583
                  Bekaert NV                                            1,590             88,222
                  Delhaize "Le Lion" SA                                 2,720            204,880
                  Electrabel SA                                         1,370            448,367
                  Fortis 'B'                                           13,620            491,283
                  Glaverbel SA                                            650             56,095
                  Groupe Bruxelles Lambert SA                             910            183,274
                  KBC Bancassurance Holding                             4,609            248,308
                  Solvay SA                                             2,580            213,041
                  UCB SA                                                  347             15,043
                  Union Miniere SA                                      1,160             45,089
                  ------------------------------------------------------------------------------
                  Total Investments in Belgium (Cost -- $1,756,486) -- 1.2%            2,083,185
================================================================================================
Denmark           A/S Dampskibsselskabet Svendborg 'B'                     21            349,673
                  D/S 1912 'B'                                             30            353,328
                  Danisco A/S                                           2,130             83,044
                  Den Danske Bank Group                                 1,502            164,700
                  Falck A/S                                               500             52,458
                + ISS International Service System A/S 'B'              1,100             74,009
                  Novo Nordisk A/S 'B'                                  2,190            290,541
                  Tele Danmark A/S                                      6,400            475,653
                  Unidanmark A/S 'A'                                    2,045            143,958
                  William Demant A/S                                      500             47,381
                  ------------------------------------------------------------------------------
                  Total Investments in Denmark (Cost -- $1,346,317) -- 1.2%            2,034,745
================================================================================================
Finland           Kesko Oyj 'B'                                         3,331             42,264
                + MeritaNordbanken Oyj                                 10,373             61,002
                  Nokia Oyj                                            11,200          2,030,112
                  Outokumpu Oyj                                         2,845             40,252
                  Sampo Insurance Company Ltd. 'A'                      1,249             43,644
                  UPM-Kymmene Oyj                                       2,905            117,013
                  ------------------------------------------------------------------------------
                  Total Investments in Finland (Cost -- $400,090) -- 1.4%              2,334,287
================================================================================================
France            Accor SA                                              3,610            174,384
                  Air Liquide                                           1,833            306,777
                  Alcatel                                               3,184            731,034
                  Aventis SA                                            6,856            398,360
                  Aventis SA (ADR)*                                     3,000            170,625
                  Axa                                                   6,050            843,181
                  Banque Nationale de Paris (BNP)                       7,812            720,588
                  Banque Nationale de Paris (BNP)
                    (Warrants) (a)                                      1,950              8,994
                  Bouygues SA                                             570            362,188
                  Canal Plus                                              856            124,558
                  Carrefour SA                                          6,585          1,214,153
                  Compagnie de Saint Gobain                             1,631            306,639
                  Compagnie Generale des Etablissements
                    Michelin 'B'                                        2,924            114,834
                  Eridania Beghin-Say SA                                  609             65,496
                  France Telecom SA                                    17,496          2,313,305
                  Groupe Danone                                         1,292            304,444
                  Imetal SA                                               416             61,999
                  L'Oreal SA                                            1,160            930,408
                  LVMH (Louis Vuitton Moet Hennessy)                    1,632            730,831
                  Lafarge SA (Ordinary)                                 1,906            221,876
                  Lagardere SCA                                         2,179            118,490
------------------------------------------------------------------------------------------------
                                                                    Shares Held/
                  Investments                                       Face Amount          Value
================================================================================================
                  PSA Peugeot Citroen                                     948            215,175
                  Pernod Ricard                                         1,496             85,568
                  Pinault-Printemps-Redoute SA                          2,156            568,826
                  Rallye (Convertible):
                     3% due 1/01/2003                           (euro)    537             38,935
                     4.50% due 1/01/2005                        (euro)    537             78,410
                  Sagem SA                                                300            208,449
                + Sanofi-Synthelabo SA                                 11,000            457,923
                  Schneider SA                                          2,645            207,621
                  Sidel SA                                                766             79,065
                  Societe BIC SA                                        1,440             65,515
                  Societe Generale 'A'                                  1,711            398,008
                  Sodexho Alliance                                        800            141,544
                  Suez Lyonnaise des Eaux SA                            3,754            602,213
                  Suez Lyonnaise des Eaux SA                              957                 10
                  Thomson CSF                                           3,000             99,059
                  Total Fina SA                                         4,140                 42
                  Total Fina SA 'B'                                    13,276          1,771,383
                  Usinor SA                                             4,992             93,753
                  Valeo SA                                              1,699            131,054
                  Vivendi                                                 920             82,408
                  Vivendi                                               9,812            885,803
                  ------------------------------------------------------------------------------
                  Total Investments in France (Cost -- $8,692,747) -- 9.7%            16,433,928
================================================================================================

------------------------------------------------------------------------------------------------
                                                                       Shares
COUNTRY           Investments                                           Held             Value
================================================================================================
Germany           Adidas-Salomon AG                                     1,267             95,052
                  Allianz AG (Registered Shares)                        5,710          1,917,615
                  BASF AG                                              16,149            829,364
                  Bayer AG                                             20,131            952,780
                  Beiersdorf AG                                         2,232            149,827
                  Buderus AG                                              520              8,797
                  Continental AG                                        4,500             89,950
                  DaimlerChrysler AG                                   19,312          1,501,323
                  Degussa-Huels AG                                      1,815             76,215
                  Deutsche Bank AG (Registered Shares)                 14,650          1,237,001
                  Deutsche Lufthansa AG (Registered Shares)            11,108            258,391
                  Deutsche Telekom AG                                  52,268          3,721,215
                  Dresdner Bank AG                                     12,843            698,377
                  Friedrich Grohe AG (Preferred)                          167             49,946
                  Heidelberger Zement AG                                2,642            207,544
                  Heidelberger Zement AG                                1,293                117
                  Hochtief AG                                           1,785             66,507
                  HypoVereinsbank                                       9,814            670,047
                  Karstadt AG                                           2,540            101,800
                  Linde AG                                              2,930            160,213
                  MAN AG                                                4,100            154,001
                  Mannesmann AG                                         8,637          2,083,041
                  Merck KGaA                                            4,315            133,832
                  Metro AG                                              6,049            325,277
                  Muenchener Rueckversicherungs-
                    Gesellschaft AG (Registered Shares)                 4,500          1,141,032
                  Preussag AG                                           4,593            255,771
                  RWE AG                                                9,250            362,344
                  RWE AG (Preferred)                                    2,628             80,980
                  SAP AG (Systeme, Anwendungen,
                    Produkte in der Datenverarbeitung)                  1,397            687,915
                  SAP AG (Systeme, Anwendungen,
                    Produkte in der Datenverarbeitung)
                    (Preferred)                                         1,000            602,186
                + SGL Carbon AG                                           678             45,061
                  Schering AG                                           2,028            245,064
                  Siemens AG                                           13,808          1,756,158
                  Thyssen Krupp AG                                     12,000            365,541
                  Veba AG                                              11,569            562,112
                  Viag AG                                              15,678            287,337
                  Volkswagen AG                                         8,200            462,002
                  Volkswagen AG (Preferred)                             2,200             70,450
                  ------------------------------------------------------------------------------
                  Total Investments in Germany (Cost -- $14,260,578) -- 13.2%         22,412,185
================================================================================================


                                    12 & 13

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)
--------------------------------------------------------------------------------

                  Master International (GDP Weighted) Index Series (continued)
                  ------------------------------------------------------------------------------
                                                                       Shares
COUNTRY           Investments                                           Held             Value
================================================================================================
Hong Kong         CLP Holdings Limited                                 26,000        $   119,748
                  Cheung Kong (Holdings) Ltd.                          29,000            367,490
                  Hang Seng Bank Limited                               18,400            210,086
                  Hong Kong Telecom Limited                           101,400            292,864
                  Hutchison Whampoa Limited                            40,000            581,500
                  Sun Hung Kai Properties Ltd.                         23,000            239,676
                  ------------------------------------------------------------------------------
                  Total Investments in Hong Kong (Cost -- $1,105,708) -- 1.1%          1,811,364
================================================================================================
Ireland           Allied Irish Banks PLC                               23,100            263,322
                  CRH PLC                                              14,000            301,697
                  eircom PLC                                           48,300            210,603
                  Greencore Group PLC                                  29,000             89,069
                  Jefferson Smurfit Group PLC                          42,000            126,882
                  ------------------------------------------------------------------------------
                  Total Investments in Ireland (Cost -- $813,463) -- 0.6%                991,573
================================================================================================
Italy             Assicurazioni Generali                               43,091          1,423,278
                  Banca Commerciale Italiana                           63,550            345,572
                  Banca Intesa SpA                                     33,100            134,327
                  Banca Popolare di Milano (BPM)                       13,000            101,193
                  Benetton Group SpA                                   75,022            172,248
                + Beni Stabili                                         50,711             17,873
                  Bulgari SpA                                          12,327            110,727
                  Burgo (Cartiere) SpA                                 10,471             68,960
                  ENI SpA                                             218,846          1,203,263
                  Fiat SpA                                             12,820            365,991
                  Fiat SpA (Preferred)                                  5,100             73,697
                  Fiat SpA (RNC)                                        4,220             62,043
                  Italcementi SpA                                       8,887            107,391
                  Italgas SpA                                          21,974             83,201
                  Mediaset SpA                                         38,007            590,936
                  Mediobanca SpA                                       22,300            227,480
                  Montedison SpA                                      113,724            186,095
                + Olivetti SpA                                        113,726            329,251
                  Parmalat Finanziaria SpA                             78,966            100,989
                  Pirelli SpA                                          78,100            214,312
                  Riunione Adriatica di Sicurta SpA                    16,300            163,483
                  San Paolo-IMI SpA                                    50,711            688,880
                  Sirti SpA                                            13,078             46,752
                  Telecom Italia Mobile (TIM) SpA                      61,047            290,774
                  Telecom Italia Mobile (TIM) SpA                     172,818          1,929,967
                  Telecom Italia SpA                                  112,020          1,579,258
                  Telecom Italia SpA (Registered)                      35,844            218,374
                  Unicredito Italiano SpA                             108,200            531,712
                  Unione Immobiliare SpA                              175,600             81,341
                  ------------------------------------------------------------------------------
                  Total Investments in Italy (Cost -- $6,523,541) -- 6.7%             11,449,368
================================================================================================
Japan             The 77 Bank, Ltd.                                    11,000            115,285
                  Acom Co., Ltd.                                        3,100            303,660
                  Advantest Corporation                                 2,100            554,849
                  Ajinomoto Co., Inc.                                  17,000            177,170
                  Alps Electric Co., Ltd.                               5,000             76,279
                  Aoyamma Trading Co., Ltd.                             2,000             42,861
                  The Asahi Bank, Ltd.                                 57,000            351,404
                  Asahi Breweries Limited                              12,000            131,285
                  Asahi Chemical Industry Co., Ltd.                    39,000            200,362
                  Asahi Glass Company, Limited                         33,000            255,436
                  Autobacs Seven Co., Ltd.                              1,300             42,617
                  The Bank of Tokyo-Mitsubishi, Ltd.                   94,000          1,309,874
                  The Bank of Yokohama, Ltd.                           29,000            133,663
                  Bridgestone Corp.                                    19,000            418,338
                  CSK Corporation                                       1,300            211,175
                  Canon, Inc.                                          18,000            715,138
                  Casio Computer Co., Ltd.                             10,000             83,178
                  The Chiba Bank, Ltd.                                  7,000             38,771
                  Chugai Pharmaceutical Co., Ltd.                      11,000            118,945
                  Citizen Watch Co.                                    10,000             63,607
                  Cosmo Oil Co., Ltd.                                  31,000             46,414
                  Credit Saison Co., Ltd.                               3,700             64,449
                  Dai Nippon Printing Co., Ltd.                        16,000            255,211
                  The Daiei, Inc.                                      19,000             75,301
                  The Daimaru, Inc.                                    14,000             47,402
                  Dainippon Ink and Chemicals, Inc.                    28,000             83,022
                + Dainippon Screen Mfg. Co., Ltd.                       5,000             29,846
                  Daiwa House Industry Co., Ltd.                       14,000            104,120
                  Daiwa Securities Group Inc.                          28,000            438,125
                  Denso Corporation                                    10,000            238,771
                  East Japan Railway Company                               78            420,570
                  Ebara Corporation                                    13,000            145,024
                  Eisai Company, Ltd.                                   8,000            153,831
                  Fanuc Ltd.                                            5,100            649,291
                  The Fuji Bank, Limited                               70,000            680,204
                  Fuji Photo Film                                      11,000            401,507
                  Fujikura Ltd.                                         7,000             27,811
                  Fujitsu Limited                                      39,000          1,778,452
                  The Gunma Bank Ltd.                                  12,000             78,090
                  Hankyu Department Stores, Inc.                        2,000             10,569
                  Hirose Electric Co., Ltd.                             1,200            269,028
                  Hitachi Ltd.                                         68,000          1,091,301
                  Honda Motor Co., Ltd.                                20,000            743,713
                  Hoya Corporation                                      2,000            157,550
                  The Industrial Bank of Japan, Limited                53,000            510,862
                  Isetan Company Ltd.                                   6,000             44,036
                  Ito-Yokado Co., Ltd.                                  8,000            868,970
                + Itochu Corporation                                   34,000            169,351
                  JUSCO Co., Ltd.                                       7,000            121,998
                  Japan Airlines Company, Ltd. (JAL)                   45,000            133,428
                  Japan Energy Corp.                                   58,000             52,784
                  Japan Tobacco, Inc.                                       9             68,872
                  The Joyo Bank, Ltd.                                  21,000             96,585
                  Kajima Corporation                                   27,000             80,585
                  Kaneka Corporation                                   14,000            179,058
                  Kansai Electric Power Company, Inc.                  18,000            313,710
                  Kao Corporation                                      14,000            399,354
                  Kawasaki Heavy Industries Ltd.                       38,000             50,572
                + Kawasaki Steel Corporation                           74,000            132,518
                  Keihin Electric Express Railway Co., Ltd.            49,000            167,825
                  Kinden Corporation                                    9,000             69,136
                  Kirin Brewery Company, Ltd.                          23,000            241,951
                  Kokuyo Co., Ltd.                                      4,000             53,234
                  Komatsu Ltd.                                         28,000            128,780
                  Konami Co., Ltd.                                      1,900            339,319
                  Kubota Corporation                                   46,000            176,005
                  Kurita Water Industries Ltd.                          2,000             31,784
                  Kyocera Corporation                                   4,200          1,089,148
                  Marubeni Corporation                                 42,000            176,319
                  Marui Co., Ltd.                                       9,000            134,397
                  Matsushita Electric Industrial
                    Company, Ltd.                                      41,000          1,135,434
                  Minebea Company Ltd.                                 10,000            171,543
                  Mitsubishi Chemical Corporation                      52,000            183,188
                  Mitsubishi Corporation                               32,000            247,069
                  Mitsubishi Electric Corporation                      50,000            322,928
                  Mitsubishi Estate Company, Limited                   27,000            263,421
                  Mitsubishi Heavy Industries, Ltd.                    78,000            260,280
                  Mitsubishi Logistics Corp.                            3,000             19,141
                  Mitsubishi Materials Corporation                     37,000             90,518
                  Mitsubishi Trust & Banking Corp.                     27,000            237,792
                  Mitsui & Co., Ltd.                                   34,000            237,890
                  Mitsui Fudosan Co., Ltd.                             18,000            121,891
                  Mitsui Marine and Fire Insurance
                    Company, Ltd.                                      18,000            106,742
                  Mitsui Mining & Smelting Co., Ltd.                   12,000             56,718
                  The Mitsui Trust & Banking Co., Ltd.                 30,000             67,815
                + Mitsukoshi, Ltd.                                     11,000             38,751
                  Murata Manufacturing Co., Ltd.                        5,000          1,174,283
                  Mycal Corporation                                    13,000             56,610
                  NEC Corporation                                      34,000            810,158
                  NSK Limited                                          16,000            109,443
                  Namco Ltd.                                            1,300             84,216
                  Nikon Corporation                                     9,000            264,214
                  Nintendo Company Ltd.                                   500             83,081
                  Nippon COMSYS Corporation                             5,000            103,728
                  Nippon Express Co., Ltd.                             26,000            143,752
                  Nippon Light Metal Co., Ltd.                         29,000             26,960
                  Nippon Mitsubishi Oil Corp.                          37,000            162,932
                  Nippon Paper Industries Co. Ltd.                     24,000            132,224
                  Nippon Steel Corporation                            143,000            334,446
                  Nippon Telegraph & Telephone
                    Corporation (NTT)                                     256          4,383,990
                  Nippon Yusen Kabushiki Kaisha                        36,000            147,255
                + Nissan Motor Co., Ltd.                               58,000            228,163
                  Nissin Food Products Co., Ltd.                        3,000             70,604
                  The Nomura Securities Co., Ltd.                      38,000            686,075
                  Noritake Co., Ltd.                                    2,000              7,065
                  Obayashi Corporation                                 19,000             89,803
                  Oji Paper Co., Ltd.                                  25,000            150,455
                  Omron Corporation                                     7,000            161,317
                  Orix Corporation                                      1,400            315,373
                  Osaka Gas Co.                                        57,000            137,215
                  Pioneer Corporation                                   5,000            132,107
                  Rohm Company Ltd.                                     2,000            821,998
                  SMC Corporation                                       1,600            354,007
                  The Sakura Bank, Ltd.                                84,000            486,623
                  Sankyo Company, Ltd.                                 10,000            205,500
                  Sanyo Electric Co., Ltd.                             48,000            194,931
                  Secom Co., Ltd.                                       4,000            440,356
                + Sega Enterprises Ltd.                                 3,800            120,853
                  Seino Transportation Co., Ltd.                       13,000             68,950


                                    14 & 15

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)
--------------------------------------------------------------------------------

                  Master International (GDP Weighted) Index Series (continued)
                  ------------------------------------------------------------------------------
                                                                       Shares
COUNTRY           Investments                                           Held             Value
================================================================================================
Japan             Sekisui Chemical Co., Ltd.                           16,000        $    70,927
(concluded)       Sekisui House, Ltd.                                  19,000            168,265
                  Sharp Corporation                                    25,000            639,740
                  Shimano Inc.                                          3,700             65,173
                  Shimizu Corporation                                  22,000             72,766
                  Shin-Etsu Chemical Co., Ltd.                         10,000            430,571
                  Shiseido Company, Limited                            11,000            160,388
                  The Shizuoka Bank, Ltd.                              16,000            164,087
                  Softbank Corporation                                  1,600          1,531,265
                  Sony Corporation                                      8,788          2,605,699
                  The Sumitomo Bank, Ltd.                              63,000            862,482
                  Sumitomo Chemical Co., Ltd.                          40,000            187,885
                  Sumitomo Corporation                                 24,000            232,743
                  Sumitomo Electric Industries                         20,000            231,138
                  Sumitomo Heavy Industries, Ltd.                      24,000             65,760
                  The Sumitomo Marine & Fire
                    Insurance Co., Ltd.                                17,000            104,805
                  Sumitomo Metal Industries, Ltd.                      82,000             61,787
                  Taisho Pharmaceutical Company, Ltd.                   7,000            205,500
                  Taiyo Yuden Co., Ltd.                                 2,000            118,603
                  Takara Shuzo Co., Ltd.                                2,000             31,530
                  Takashimaya Co., Ltd.                                 9,000             62,002
                  Takeda Chemical Industries, Ltd.                     18,000            889,520
                  Takefuji Corporation                                    200             25,032
                  Toho Co., Ltd.                                        1,100            160,818
                  Tohoku Electric Power Co., Inc.                      11,900            177,004
                  The Tokai Bank Ltd.                                  46,000            289,891
                  The Tokio Marine & Fire
                    Insurance Co. Ltd.                                 30,000            350,817
                  Tokyo Broadcasting System, Inc.                       5,000            169,292
                  Tokyo Dome Corporation                                3,000             14,385
                  Tokyo Electric Power                                 25,500            683,726
                  Tokyo Electron Limited                                3,000            410,999
                  Tokyo Gas Co.                                        64,000            155,945
                  Tokyu Corporation                                    31,000             75,536
                  Toppan Printing Co., Ltd.                            16,000            159,703
                  Toray Industries, Inc.                               40,000            155,005
                  Tostem Corporation                                    6,000            107,740
                  Toto Limited                                         10,000             60,476
                  Toyo Seikan Kaisha, Ltd.                              6,000             86,897
                  Toyota Motor Corporation                             76,000          3,681,378
                  Uny Co., Ltd.                                         5,000             48,880
                  Wacoal Corp.                                         12,000            105,568
                  Yamaha Corporation                                    7,000             45,484
                  Yamanouchi Pharmaceutical Co., Ltd.                   8,000            279,479
                  Yamato Transport Co., Ltd.                           11,000            426,265
                  Yamazaki Baking Co., Ltd.                             9,000             97,671
                  Yokogawa Electric Corporation                        11,000             77,610
                  ------------------------------------------------------------------------------
                  Total Investments in Japan (Cost -- $32,084,189) -- 30.8%           52,222,125
================================================================================================
Netherlands       ABN AMRO Holding NV                                  14,056            351,029
                + ASM Lithography Holding NV                              575             63,866
                  Aegon NV                                              1,440            139,063
                  Akzo Nobel NV                                         3,081            154,508
                  Elsevier NV                                           7,863             93,908
                  Heineken NV                                           3,411            166,317
                  ING Groep NV                                          8,370            505,209
                  KPN NV                                                4,288            418,416
                  Koninklijke Ahold NV                                  6,363            188,317
                  Koninklijke (Royal) Philips Electronics NV            3,496            475,264
                  Royal Dutch Petroleum Company                        17,450          1,069,265
                  TNT Post Group NV                                     4,305            123,335
                  Unilever NV 'A'                                       5,803            320,464
                  Wolters Kluwer NV 'A'                                 3,447            116,630
                  ------------------------------------------------------------------------------
                  Total Investments in the Netherlands (Cost -- $2,866,218) -- 2.5%    4,185,591
================================================================================================
New Zealand       Brierley Investments Limited                         96,737             20,195
                  Carter Holt Harvey Limited                           57,331             74,803
                  Fletcher Challenge Building                          11,230             16,528
                  Fletcher Challenge Energy                            11,412             29,780
                  Fletcher Challenge Paper                             22,856             15,984
                  Lion Nathan Limited                                  21,222             49,287
                  Telecom Corporation of New
                    Zealand Limited                                    56,532            265,536
                  ------------------------------------------------------------------------------
                  Total Investments in New Zealand (Cost -- $517,303) -- 0.3%            472,113
================================================================================================
Norway            Christiania Bank Og Kreditkasse                      30,022            148,160
                  Den Norske Bank ASA                                  33,476            137,601
                  Dyno ASA                                              4,107            102,624
                  Elkem ASA                                             4,019             92,893
                + Kvaerner ASA                                          1,996             42,144
                  Merkantildata ASA                                     5,893             71,417
                + NCL Holdings ASA                                     11,553             49,942
                  Norsk Hydro ASA                                      11,251            472,306
                  Orkla ASA 'A'                                         6,900            118,966
                + Petroleum Geo-Services                                3,700             66,104
                + Storebrand ASA                                       15,200            115,842
                  Tomra Systems ASA                                     4,266             72,486
                  ------------------------------------------------------------------------------
                  Total Investments in Norway (Cost -- $1,316,024) -- 0.9%             1,490,485
================================================================================================
Portugal          Banco Comercial Portugues, SA (BCP)
                    (Registered Shares)                                32,500            180,329
                  Banco Espirito Santo, SA
                    (Registered Shares)                                 4,950            139,072
                  Cimpor-Cimentos de Portugal, SGPS, SA                 3,750             62,308
                  EDP -- Electricidade de Portugal, SA                 13,200            230,357
                  Jeronimo Martins SGPS, SA                             2,400             61,387
                  Portugal Telecom SA (Registered Shares)              30,000            328,986
                  ------------------------------------------------------------------------------
                  Total Investments in Portugal (Cost -- $1,061,338) -- 0.6%           1,002,439
================================================================================================
Singapore         City Developments Limited                            14,900             87,252
                  Creative Technology Limited                           1,600             29,021
                  DBS Land Limited                                     40,300             79,390
                  Keppel Corporation Ltd.                              22,000             57,610
                  Oversea-Chinese Banking
                    Corporation Ltd.                                   10,080             92,627
                  Singapore Airlines Limited                           14,200            161,189
                  Singapore Telecommunications, Ltd.                  119,000            245,862
                  United Overseas Bank Ltd.                            12,672            111,879
                  ------------------------------------------------------------------------------
                  Total Investments in Singapore (Cost -- $477,560) -- 0.5%              864,830
================================================================================================
Spain             Acerinox SA                                           2,096             83,583
                  Altadis                                               4,769             67,810
                  Altadis                                               6,000             85,796
                  Argentina, Caja Postal y Banco
                    Hipotecario de Espana, SA                          12,543            294,677
                  Autopistas, Concesionaria Espanola SA                 9,800             95,232
                  Banco Bilbao Vizcaya, SA                             47,207            672,180
                  Banco Santander Central Hispano, SA                  78,560            889,196
                  Corporacion Financiera Alba, SA                       3,135            107,210
                  Endesa SA                                            23,217            460,810
                  Fomento de Construcciones y
                    Contratas SA                                        3,936             80,064
                  Gas Natural SDG, SA 'E'                               9,882            227,583
                  Iberdrola SA                                         20,081            278,249
                  Repsol-YPF, SA                                       25,200            584,165
                + Telefonica SA                                        68,834          1,719,033
                  Union Electrica Fenosa, SA                            7,409            129,371
                  ------------------------------------------------------------------------------
                  Total Investments in Spain (Cost -- $3,183,884) -- 3.4%              5,774,959
================================================================================================
Sweden            Drott AB 'B'                                          2,700             30,834
                  Electrolux AB 'B'                                     5,700            143,607
                  Hennes & Mauritz AB 'B'                              10,400            348,952
                  Skandia Forsakrings AB                                7,400            223,899
                  Skandinaviska Enskilda Banken (Rights)                8,400             10,384
                  Skandinaviska Enskilda Banken (SEB) 'A'               8,400             85,048
                  Skanska AB 'B'                                        2,700            100,765
                  Svenska Cellulosa AB (SCA) 'B'                        4,800            142,406
                  Svenska Handelsbanken AB                             10,200            128,491
                  Telefonaktiebolaget LM Ericsson 'B'                  20,900          1,345,927
                  Volvo AB 'B'                                          5,200            134,683
                  ------------------------------------------------------------------------------
                  Total Investments in Sweden (Cost -- $1,076,067) -- 1.6%             2,694,996
================================================================================================
Switzerland     + ABB Ltd.                                              1,199            146,702
                  Credit Suisse Group (Registered Shares)               1,320            262,474
                  Nestle SA (Registered Shares)                           235            430,668
                  Novartis AG (Registered Shares)                         360            528,793
                  Roche Holding AG                                         40            474,964
                  Schweizerische Rueckversicherungs-
                    Gesellschaft (Registered Shares)                       83            170,568
                  Swisscom AG (Registered Shares)                         400            161,840
                  UBS AG (Registered Shares)                            1,044            282,038
                  Zurich Allied AG                                        258            147,178
                  ------------------------------------------------------------------------------
                  Total Investments in Switzerland (Cost -- $1,951,888) -- 1.5%        2,605,225
================================================================================================


                                     16 & 17

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)
--------------------------------------------------------------------------------

                  Master International (GDP Weighted) Index Series (concluded)
                  ------------------------------------------------------------------------------
                                                                   Shares Held/
COUNTRY           Investments                                       Face Amount          Value
================================================================================================
United Kingdom  + ARM Holdings PLC                                      1,100        $    74,168
                  Abbey National PLC                                   12,240            195,602
                  Allied Zurich PLC                                    16,150            190,176
                  Amvescap PLC                                            900             10,460
                  Arjo Wiggins Appleton PLC                             1,800              6,538
                  AstraZeneca Group PLC                                13,100            543,029
                  BG Group PLC                                         31,939            206,222
                  BG Transco Holdings PLC:
                     7.057% due 12/14/2009 (c)                (pound)   4,000              6,502
                     4.188% due 2/14/2022 (c)                 (pound)   4,000              6,471
                     7% due 12/16/2024                        (pound)   4,000              6,272
                  BP Amoco PLC                                        116,500          1,170,638
                  Barclays PLC                                         10,873            312,762
                  Bass PLC                                              8,986            111,763
                  Boots Company PLC                                    10,674            103,723
                  British Aerospace PLC                                29,701            196,568
                  British Aerospace PLC,
                    7.45% due 11/30/2003                      (pound)   3,783              5,954
                  British Airways PLC                                  10,652             69,466
                  British American Tobacco PLC                         16,150             91,699
                + British Sky Broadcasting Group PLC
                    ("BSkyB")                                          14,734            237,004
                  British Telecommunications PLC                       45,706          1,116,271
                  Burmah Castrol PLC                                   10,059            183,481
                  CGU PLC                                               1,400             22,542
                  Cadbury Schweppes PLC                                21,952            132,527
                  Carlton Communications PLC                           11,125            108,287
                  Centrica PLC                                         11,200             31,729
                  Compass Group PLC                                     1,400             19,209
                  Diageo PLC                                           25,066            201,498
                  Dixons Group PLC                                      1,400             33,650
                  EMI Group PLC                                         9,111             89,345
                  Electrocomponents PLC                                 1,400             15,491
                  GKN PLC                                               1,900             29,903
                  Glaxo Wellcome PLC                                   25,669            725,111

                  ------------------------------------------------------------------------------
                                                                       Shares
COUNTRY           Investments                                           Held             Value
================================================================================================
                  Granada Group PLC                                    16,024        $   162,308
                  The Great Universal Stores PLC                       11,247             65,721
                  HSBC Holdings PLC                                    57,835            805,673
                  Halifax PLC                                          10,100            111,923
                  Hays PLC                                              2,100             33,424
                  Imperial Chemical Industries PLC                      9,109             96,383
                  Invensys PLC                                         22,901            124,578
                  J Sainsbury PLC                                      20,186            113,800
                  Kingfisher PLC                                       11,300            125,312
                  Legal & General Group PLC                             8,400             22,847
                  Lloyds TSB Group PLC                                 38,319            479,063
                  Logica PLC                                            1,600             41,245
                  Marconi PLC                                          27,934            493,973
                  Marks & Spencer PLC                                  28,472            135,466
                  Misys PLC                                             2,400             37,385
                  National Grid Group PLC                              19,850            150,917
                  National Power PLC                                   15,200             87,961
                  Pearson PLC                                           6,502            210,330
                  The Peninsular and Oriental Steam
                    Navigation Company                                  8,023            133,781
                  Prudential Corporation PLC                           17,243            339,571
                  Railtrack Group PLC                                   5,259             88,286
                  Rank Group PLC                                       14,326             45,325
                  Reed International PLC                               15,000            112,227
                  Rentokil Initial PLC                                  6,600             24,051
                  Reuters Group PLC                                    12,733            174,603
                  Rio Tinto PLC (Registered Shares)                    12,391            299,023
                  Royal Bank of Scotland Group PLC                      7,384            130,873
                  SEMA Group PLC                                        1,900             34,166
                  ScottishPower PLC                                    14,100            106,744
                  ScottishPower PLC (ADR)*                              4,023            112,657
                  SmithKline Beecham PLC                               40,302            513,938
                  Tesco PLC                                            62,981            191,382
                  Unilever PLC                                         25,712            189,052
                  Vodafone AirTouch PLC                               188,280            932,279
                  ------------------------------------------------------------------------------
                  Total Investments in the United Kingdom
                    (Cost -- $9,126,768) -- 7.6%                                      12,980,328
================================================================================================

SHORT-TERM        Face
SECURITIES        Amount                       Issue
===============================================================================================================
Commercial      $6,803,000    General Motors Acceptance Corp., 5% due 1/03/2000                       6,801,110
Paper**         -----------------------------------------------------------------------------------------------
                              Total Investments in Commercial Paper (Cost -- $6,801,110) -- 4.0%      6,801,110
===============================================================================================================
US Government
Agency                        Federal Home Loan Banks:
Obligations**   4,500,000        5.67% due 1/12/2000                                                  4,492,204
                5,800,000        5.75% due 1/19/2000                                                  5,783,385
                  300,000        5.72% due 1/28/2000 (b)                                                298,713
                2,000,000        5.75% due 2/04/2000                                                  1,989,139
                              Federal Home Loan Mortgage Corporation (b):
                  400,000        5.59% due 1/12/2000                                                    399,317
                  150,000        5.66% due 1/13/2000                                                    149,717
                   75,000        5.62% due 1/27/2000                                                     74,696
                  400,000     Federal National Mortgage Association, 5.07% due 1/28/2000 (b)            398,479
                -----------------------------------------------------------------------------------------------
                              Total Investments in US Government Agency Obligations
                              (Cost -- $13,585,650) -- 8.0%                                          13,585,650
===============================================================================================================
                              Total Investments in Short-Term Securities (Cost --
                                $20,386,760) -- 12.0%                                                20,386,760
===============================================================================================================
                Total Investments (Cost -- $113,077,654) -- 99.4%                                   168,695,491
                Variation Margin on Financial Futures Contracts *** -- 0.0%                               5,224
                Unrealized Depreciation on Forward Foreign Exchange Contracts -- Net**** -- 0.0%        (17,151)
                Other Assets Less Liabilities -- 0.6%                                                 1,012,797
                                                                                                   ------------
                Net Assets -- 100.0%                                                               $169,696,361
                                                                                                   ============
===============================================================================================================

+     Non-income producing security.
(a) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b) Security held as collateral in connection with open financial futures contracts.
(c)   Floating rate note.
*     American Depositary Receipts (ADR).
** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
*** Financial futures contracts purchased as of December 31, 1999 were as follows:
**** Forward foreign exchange contracts as of December 31, 1999 were as follows:

--------------------------------------------------------------------------------
Number of                                           Expiration
Contracts         Issue             Exchange           Date             Value
--------------------------------------------------------------------------------

  15               CAC             MATIF           January 2000      $   905,545
   6             IBEX 35           MEFF            January 2000          709,331
  30               OMX             OMLX            January 2000          425,639
  29               DTB             DAX              March 2000         5,130,237
   7              FTSE             LIFFE            March 2000           788,359
  23               CAC             MATIF            March 2000         1,395,219
   7             MIB 30            MSE              March 2000         1,528,540
 279           Nikkei 300          OSAKA            March 2000         8,799,462
  14         All Ordinaries        SFE              March 2000           717,959
--------------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price -- $19,167,330)                                $20,400,291
                                                                     ===========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Foreign                                                             Unrealized
Currency                                Expiration                 Appreciation
Purchased                                  Date                   (Depreciation)
--------------------------------------------------------------------------------
A$           840,000                   January 2000                   $  14,750
(euro)     5,900,000                   January 2000                         (27)
(pound)      250,000                   January 2000                       3,125
Skr        1,300,000                   January 2000                         (59)
(yen)    653,000,000                   January 2000                     (33,891)
--------------------------------------------------------------------------------
Total (US$ Commitment -- $13,481,325)                                 $ (16,102)
                                                                      ---------
--------------------------------------------------------------------------------
Foreign
Currency
Sold
--------------------------------------------------------------------------------
(pound)       80,000                   January 2000                   $  (1,049)
--------------------------------------------------------------------------------
Total (US$ Commitment -- $128,096)                                    $  (1,049)
                                                                      ---------
--------------------------------------------------------------------------------
Total Unrealized Depreciation on Forward
Foreign Exchange Contracts -- Net                                     $ (17,151)
                                                                      =========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                                    18 & 19

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES     As of December 31, 1999
=================================================================================================================
Assets:          Investments, at value (identified cost -- $113,077,654) ........                    $168,695,491
                 Foreign cash ...................................................                         332,602
                 Receivables:
                    Contributions ...............................................  $ 1,552,692
                    Dividends ...................................................      227,861
                    Securities sold .............................................      149,671
                    Investment adviser ..........................................       22,214
                    Variation margin ............................................        5,224
                    Interest ....................................................          127          1,957,789
                                                                                   -----------
                 Deferred organization expenses .................................                           5,909
                 Other assets ...................................................                         144,077
                                                                                                     ------------
                 Total assets ...................................................                     171,135,868
                                                                                                     ------------
=================================================================================================================
Liabilities:     Unrealized depreciation on forward foreign exchange contracts ..                          17,151
                 Payables:
                    Securities purchased ........................................      659,216
                    Withdrawals .................................................      368,226
                    Custodian bank ..............................................      348,304          1,375,746
                                                                                   -----------
                 Accrued expenses and other liabilities .........................                          46,610
                                                                                                     ------------
                 Total liabilities ..............................................                       1,439,507
                                                                                                     ------------
=================================================================================================================
Net Assets:      Net assets .....................................................                    $169,696,361
                                                                                                     ============
=================================================================================================================
Net Assets       Partners' capital ..............................................                    $112,858,378
Consist of:      Unrealized appreciation on investments and foreign
                   currency transactions -- net .................................                      56,837,983
                                                                                                     ------------
                 Net assets .....................................................                    $169,696,361
                                                                                                     ============
=================================================================================================================

                 See Notes to Financial Statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES          For the Year Ended December 31, 1999
================================================================================================================
Investment Income:    Dividends (net of $295,330 foreign withholding tax) .....                     $  2,131,591
                      Interest and discount earned ............................                          254,412
                                                                                                    ------------
                      Total income ............................................                        2,386,003
                                                                                                    ------------
================================================================================================================
Expenses:             Custodian fees ..........................................   $   120,377
                      Investment advisory fees ................................       106,636
                      Professional fees .......................................        65,442
                      Pricing fees ............................................        25,177
                      Accounting services .....................................         9,258
                      Amortization of organization expenses ...................         2,627
                      Trustees' fees and expenses .............................         1,480
                      Other ...................................................        12,066
                                                                                  -----------
                      Total expenses before reimbursement .....................       343,063
                      Reimbursement of expenses ...............................       (26,206)
                                                                                  -----------
                      Total expenses after reimbursement ......................                          316,857
                                                                                                    ------------
                      Investment income -- net ................................                        2,069,146
                                                                                                    ------------
================================================================================================================
Realized &            Realized gain (loss) from:
Unrealized Gain          Investments -- net ...................................     5,697,824
(Loss) on                Foreign currency transactions -- net .................      (706,136)         4,991,688
Investments &                                                                     -----------
Foreign Currency      Change in unrealized appreciation/depreciation on:
Transactions -- Net:     Investments -- net ...................................    34,526,024
                         Foreign currency transactions -- net .................       (41,484)        34,484,540
                                                                                  -----------       ------------
                      Net realized and unrealized gain on investments and
                         foreign currency transactions ........................                       39,476,228
                                                                                                    ------------
                      Net Increase in Net Assets Resulting from Operations ....                     $ 41,545,374
                                                                                                    ============
================================================================================================================

                      See Notes to Financial Statements.


                                    20 & 21

                       Merrill Lynch International Index Fund, December 31, 1999

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

MASTER                                                                                                     For the Year Ended
INTERNATIONAL                                                                                                  December 31,
(GDP WEIGHTED)                                                                                     --------------------------------
INDEX SERIES       Increase (Decrease) in Net Assets:                                                  1999                1998
===================================================================================================================================
Operations:        Investment income -- net ..................................................    $  2,069,146         $  2,151,038
                   Realized gain on investments and foreign currency transactions -- net .....       4,991,688           11,405,413
                   Change in unrealized appreciation/depreciation on investments and foreign
                    currency transactions -- net .............................................      34,484,540           21,936,836
                                                                                                  ------------         ------------
                   Net increase in net assets resulting from operations ......................      41,545,374           35,493,287
                                                                                                  ------------         ------------
===================================================================================================================================
Net Capital        Decrease in net assets derived from net capital contributions .............     (23,369,248)         (27,390,852)
Contributions:                                                                                    ------------         ------------
===================================================================================================================================
Net Assets:        Total increase in net assets ..............................................      18,176,126            8,102,435
                   Beginning of year .........................................................     151,520,235          143,417,800
                                                                                                  ------------         ------------
                   End of year ...............................................................    $169,696,361         $151,520,235
                                                                                                  ============         ============
===================================================================================================================================

                   See Notes to Financial Statements.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MASTER                                                                            For the Year Ended         For the Period
INTERNATIONAL                                                                         December 31,         April 9, 1997+ to
(GDP WEIGHTED)         The following ratios have been derived from             --------------------------     December 31,
INDEX SERIES           information provided in the financial statements.           1999           1998           1997
============================================================================================================================
Ratios to Average      Expenses, net of reimbursement .......................         .22%           .26%              .33%*
Net Assets:                                                                    ==========     ==========        ==========
                       Expenses .............................................         .24%           .33%              .36%*
                                                                               ==========     ==========        ==========
                       Investment income -- net .............................        1.43%          1.66%             1.99%*
                                                                               ==========     ==========        ==========
============================================================================================================================
Supplemental           Net assets, end of period (in thousands) .............  $  169,696     $  151,520        $  143,418
Data:                                                                          ==========     ==========        ==========
                       Portfolio turnover ...................................        6.43%         34.63%            14.79%
                                                                               ==========     ==========        ==========
============================================================================================================================

                     + Commencement of operations.
                     * Annualized.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES

1. Significant Accounting Policies:

Master International (GDP Weighted) Index Series (the "Series") (formerly Merrill Lynch International Index Series) is part of Quantitative Master Series Trust (the "Trust") (formerly Merrill Lynch Index Trust). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Series' financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an


                                    22 & 23

                       Merrill Lynch International Index Fund, December 31, 1999

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER
INTERNATIONAL
(GDP WEIGHTED)
INDEX SERIES

amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

o Foreign currency options and futures -- The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denom-inated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes -- The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses -- Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .11% of the average daily value of the Series' net assets. Effective August 2, 1999, the annual rate was changed to .01%. For the year ended December 31, 1999, FAM earned fees of $106,636, of which $26,206 was voluntarily waived.

Accounting services are provided to the Series by FAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 1999 were $8,940,870 and $45,134,912, respectively.

Net realized gains (losses) for the year ended December 31, 1999 and net unrealized gains (losses) as of December 31, 1999 were as follows:

--------------------------------------------------------------------------------
                                                   Realized         Unrealized
                                                Gains (Losses)    Gains (Losses)
--------------------------------------------------------------------------------
Investments:
   Long-term ................................     $4,016,869       $55,617,837
   Financial futures contracts ..............      1,680,955         1,232,961
                                                  ----------       -----------
Total investments ...........................      5,697,824        56,850,798
                                                  ----------       -----------
Currency transactions:
   Foreign currency
     transactions ...........................       (459,143)            4,336
   Forward foreign exchange
     contracts ..............................       (246,993)          (17,151)
                                                  ----------       -----------
Total currency transactions .................       (706,136)          (12,815)
                                                  ----------       -----------
Total .......................................     $4,991,688       $56,837,983
                                                  ==========       ===========
--------------------------------------------------------------------------------

As of December 31, 1999, net unrealized appreciation for Federal income tax purposes aggregated $54,868,011, of which $59,287,592 related to appreciated securities and $4,419,581 related to depreciated securities. At December 31, 1999, the aggregate cost of investments for Federal income tax purposes was $113,827,480.

4. Loaned Securities:

At December 31, 1999, the Series held US Treasury notes having an aggregate value of approximately $2,177,000 as collateral for portfolio securities loaned having a market value of approximately $2,088,000.


                                    24 & 25

                       Merrill Lynch International Index Fund, December 31, 1999

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Investors, Master International (GDP Weighted) Index Series (formerly Merrill Lynch International Index Series):

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master International (GDP Weighted) Index Series (one of the series constituting Quantitative Master Series Trust (formerly Merrill Lynch Index Trust)) as of December 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period April 9, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Master International (GDP Weighted) Index Series of Quantitative Master Series Trust as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2000

OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Christopher G. Ayoub, Senior Vice President
Robert C. Doll, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Jeffrey B. Hewson, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


                                    26 & 27

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                      Index 2 -- 12/99

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